Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Finance Receivables
Capital Leases Net Investment In Direct Financing Leases

	December 31,
	2012	2011
Minimum lease payments receivable	$576,319	$611,549
Unguaranteed residual value	400,721	395,663
	977,040	1,007,212
Less: unearned income	(509,209)	(540,076)
	$467,831	$467,136

Schedule Of Future Minimum Lease Payments

Years Ending December 31,	Total
2013	$44,532
2014	45,816
2015	45,646
2016	44,305
2017	43,850
Thereafter	352,170
Total	$576,319

Schedule Of Tenant Receivables By Internal Credit Quality Rating

Internal Credit Quality Indicator		2012	2011	2012	2011
1		1	2	$43,213	$51,309
2		2	3	35,197	69,318
3		13	13	230,527	250,523
4		7	6	152,902	95,986
5	(a)	1	-	5,992	-
				$467,831	$467,136

	Number of Obligors at December 31,		Notes Receivable at December 31,
Internal Credit Quality Indicator	2012	2011	2012	2011
1	-	-	$-	$-
2	1	2	9,836	9,784
3	2	2	33,558	21,793
4	-	1	-	23,917
5	-	-	-	-
			$43,394	$55,494